Commitments And Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating lease agreements, expiring year	2027
Rent expenses	$ 8,174	$ 11,098	$ 10,097